Parent Company Only Financial Information (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Parent Company Only Financial Information [Abstract]
Unrestricted amount of retained earnings of BTMU and MUTB that are in excess of the level required under the statutory reserve requirements under the Company Law	¥ 4,409,177